UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	9-30-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Inflation Protection Fund

September 30, 2013

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2013 (UNAUDITED)

Shares/ Principal Amount ($)			Value ($)
U.S. TREASURY SECURITIES — 53.8%

U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		18,722,740	22,375,135
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		16,532,476	19,101,474
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		11,564,867	13,934,762
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		12,829,650	14,389,248
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		3,171,617	4,391,202
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		12,049,711	14,832,917
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29		5,946,718	8,539,350
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		5,398,355	7,571,403
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		10,715,735	12,693,957
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		12,860,015	15,259,205
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		12,907,902	11,069,533
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		8,190,218	6,727,494
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15		3,184,432	3,293,400
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15		19,717,130	20,159,227
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15		19,586,294	20,691,842
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16		3,674,407	3,931,902
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16		26,708,065	27,427,927
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16		8,953,937	9,887,806
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17		650,987	722,545
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17		320,880	331,145
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17		11,270,900	12,800,395
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18		880,882	969,004
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18		19,697,446	20,308,382
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19		2,137,940	2,428,734
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19		478,091	542,092
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20		5,115,969	5,616,173
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20		13,542,170	14,830,261
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		14,642,359	15,776,571
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		25,698,530	26,775,658
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		14,106,469	13,943,920
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		21,890,490	21,584,373
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		16,225,717	15,797,260
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23		11,041,470	10,992,302

TOTAL U.S. TREASURY SECURITIES (Cost $383,018,583)			399,696,599

SOVEREIGN GOVERNMENTS AND AGENCIES — 17.1%

AUSTRALIA — 0.3%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,600,484

CANADA — 0.7%
Canadian Government Inflation Linked Bond, 4.25%, 12/1/21	CAD	1,739,586	2,182,872
Canadian Government Inflation Linked Bond, 4.25%, 12/1/26	CAD	2,274,862	3,149,470

			5,332,342

FRANCE — 5.8%
France Government Inflation Linked Bond OAT, 1.30%, 7/25/19	EUR	4,230,501	6,227,653
France Government Inflation Linked Bond OAT, 2.25%, 7/25/20	EUR	8,571,937	13,327,102
France Government Inflation Linked Bond OAT, 1.10%, 7/25/22	EUR	11,983,854	17,128,362

France Government Inflation Linked Bond OAT, 1.85%, 7/25/27	EUR	4,074,139	6,168,750

			42,851,867

GERMANY — 1.9%
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	6,362,343	9,742,808
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	3,009,779	4,061,850

			13,804,658

JAPAN — 0.2%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	140,535,600	1,566,736

MEXICO — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	455,000

UNITED KINGDOM — 8.1%
United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	GBP	2,466,000	14,595,587
United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	GBP	5,948,915	11,771,379
United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	GBP	6,312,000	33,515,259
United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	GBP	289,978	505,274

			60,387,499

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $127,112,540)			126,998,586

CORPORATE BONDS — 16.2%

AEROSPACE AND DEFENSE — 0.6%
L-3 Communications Corp., 5.20%, 10/15/19		$312,000	339,562
Lockheed Martin Corp., 2.125%, 9/15/16		562,000	579,654
Lockheed Martin Corp., 4.25%, 11/15/19		740,000	805,572
Raytheon Co., 3.125%, 10/15/20		705,000	716,516
United Technologies Corp., 4.875%, 5/1/15		1,686,000	1,801,893
United Technologies Corp., 4.50%, 6/1/42		268,000	261,328

			4,504,525

AUTOMOBILES — 0.5%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)		499,000	494,636
Ford Motor Credit Co. LLC, 2.375%, 1/16/18		1,249,000	1,240,670
Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22		1,686,000	1,680,283

			3,415,589

BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		893,000	1,125,163
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		749,000	862,329
Diageo Capital plc, 2.625%, 4/29/23		500,000	461,706
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		712,000	739,324
PepsiCo, Inc., 2.75%, 3/1/23		568,000	533,351
SABMiller Holdings, Inc., 2.45%, 1/15/17(2)		980,000	1,007,807
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)		230,000	232,331

			4,962,011

BIOTECHNOLOGY — 0.2%
Amgen, Inc., 5.85%, 6/1/17		637,000	727,512
Gilead Sciences, Inc., 4.40%, 12/1/21		837,000	898,426

			1,625,938

CAPITAL MARKETS — 0.2%
Ameriprise Financial, Inc., 4.00%, 10/15/23		300,000	304,274

Bank of New York Mellon Corp. (The), MTN, 2.50%, 1/15/16	1,249,000	1,292,304

		1,596,578

CHEMICALS — 0.4%
Dow Chemical Co. (The), 2.50%, 2/15/16	737,000	761,807
Eastman Chemical Co., 3.60%, 8/15/22	1,199,000	1,168,982
Ecolab, Inc., 4.35%, 12/8/21	624,000	658,839
EI du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	168,286
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	248,028

		3,005,942

COMMERCIAL BANKS — 0.6%
Bank of Montreal, MTN, 1.45%, 4/9/18	250,000	244,623
BB&T Corp., MTN, 2.05%, 6/19/18	300,000	299,196
Capital One Financial Corp., 3.15%, 7/15/16	562,000	587,635
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	499,000	500,686
Northern Trust Co. (The), MTN, 6.50%, 8/15/18	468,000	563,263
PNC Funding Corp., 3.625%, 2/8/15	231,000	239,898
Standard Chartered plc, 5.20%, 1/26/24(2)	160,000	161,143
U.S. Bancorp., MTN, 2.95%, 7/15/22	499,000	470,534
Wells Fargo & Co., 5.625%, 12/11/17	1,249,000	1,436,549

		4,503,527

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18	468,000	499,001

COMMUNICATIONS EQUIPMENT — 0.2%
Apple, Inc., 1.00%, 5/3/18	250,000	241,134
Apple, Inc., 2.40%, 5/3/23	250,000	226,875
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	175,000	158,177
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	606,387

		1,232,573

COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 4.65%, 12/9/21	350,000	344,442

CONSUMER FINANCE — 0.5%
American Express Co., 1.55%, 5/22/18	1,050,000	1,027,810
American Express Credit Corp., 1.30%, 7/29/16	370,000	372,555
Caterpillar Financial Services Corp., MTN, 1.125%, 12/15/14	812,000	819,770
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	262,000	257,463
Discover Bank, 2.00%, 2/21/18	400,000	391,582
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	467,773
PNC Bank N.A., 6.00%, 12/7/17	499,000	578,390

		3,915,343

DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	261,630

DIVERSIFIED FINANCIAL SERVICES — 2.2%
Bank of America Corp., 5.75%, 12/1/17	1,705,000	1,925,533
Bank of America Corp., MTN, 3.30%, 1/11/23	1,030,000	967,173
BNP Paribas SA, MTN, 2.70%, 8/20/18	170,000	172,178
Citigroup, Inc., 6.01%, 1/15/15	924,000	983,298
Citigroup, Inc., 4.59%, 12/15/15	1,249,000	1,336,728
Citigroup, Inc., 1.75%, 5/1/18	499,000	484,597
Citigroup, Inc., 4.05%, 7/30/22	400,000	389,353

General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,186,000	1,289,654
General Electric Capital Corp., MTN, 6.00%, 8/7/19	1,123,000	1,308,886
General Electric Capital Corp., MTN, 4.65%, 10/17/21	400,000	427,163
Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	250,000	282,925
Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	749,000	857,687
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	693,201
Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	562,000	538,692
HSBC Holdings plc, 5.10%, 4/5/21	624,000	688,674
JPMorgan Chase & Co., 4.625%, 5/10/21	780,000	832,910
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,305,585
Morgan Stanley, 3.75%, 2/25/23	1,280,000	1,236,901
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	565,197

		16,286,335

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc., 5.10%, 9/15/14	481,000	501,759
AT&T, Inc., 2.625%, 12/1/22	468,000	420,481
AT&T, Inc., 6.55%, 2/15/39	762,000	849,586
British Telecommunications plc, 5.95%, 1/15/18	624,000	715,986
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	918,000	1,101,797
Verizon Communications, Inc., 6.10%, 4/15/18	799,000	924,899
Verizon Communications, Inc., 5.15%, 9/15/23	750,000	805,757

		5,320,265

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 4.70%, 3/15/21	468,000	497,696
Transocean, Inc., 5.05%, 12/15/16	312,000	342,253
Transocean, Inc., 3.80%, 10/15/22	250,000	235,937

		1,075,886

FOOD AND STAPLES RETAILING — 0.6%
CVS Caremark Corp., 2.75%, 12/1/22	1,249,000	1,156,855
Safeway, Inc., 4.75%, 12/1/21	656,000	660,074
Wal-Mart Stores, Inc., 2.875%, 4/1/15	425,000	441,854
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,109,160
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	918,067
Walgreen Co., 3.10%, 9/15/22	250,000	235,791

		4,521,801

FOOD PRODUCTS — 0.5%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,181,745
Kraft Foods Group, Inc., 5.375%, 2/10/20	784,000	894,017
Kraft Foods, Inc., 5.375%, 2/10/20	714,000	807,565
Unilever Capital Corp., 2.20%, 3/6/19	500,000	504,349

		3,387,676

GAS UTILITIES — 0.7%
Energy Transfer Partners LP, 4.15%, 10/1/20	400,000	411,828
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	291,313
Enterprise Products Operating LLC, 3.70%, 6/1/15	468,000	489,587
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	233,873
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	893,219
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	712,000	704,839
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	465,455
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	287,647

Williams Partners LP, 3.80%, 2/15/15	812,000	843,165
Williams Partners LP, 4.125%, 11/15/20	531,000	538,450

		5,159,376

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	350,000	342,352
Medtronic, Inc., 2.75%, 4/1/23	312,000	293,796
St. Jude Medical, Inc., 2.50%, 1/15/16	312,000	320,814

		956,962

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aetna, Inc., 2.75%, 11/15/22	406,000	375,575
Express Scripts Holding Co., 3.125%, 5/15/16	531,000	556,255
Express Scripts Holding Co., 7.25%, 6/15/19	324,000	396,970
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	371,104

		1,699,904

HOUSEHOLD DURABLES†
Mohawk Industries, Inc., 3.85%, 2/1/23	375,000	358,956

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	687,000	782,797

INSURANCE — 0.8%
Allstate Corp. (The), 4.50%, 6/15/43	350,000	340,584
American International Group, Inc., 4.875%, 6/1/22	780,000	838,563
American International Group, Inc., MTN, 5.85%, 1/16/18	400,000	455,790
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	665,993
Boeing Capital Corp., 2.125%, 8/15/16	743,000	768,152
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	350,000	383,877
ING US, Inc., 2.90%, 2/15/18	499,000	501,646
MetLife, Inc., 6.75%, 6/1/16	659,000	755,791
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	999,000	944,002
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	303,040
Prudential Financial, Inc., VRN, 3.75%, 10/1/13	189,000	200,334

		6,157,772

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	125,000	112,712
International Business Machines Corp., 1.95%, 7/22/16	818,000	843,076

		955,788

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	1,249,000	1,302,083

MACHINERY — 0.1%
Deere & Co., 2.60%, 6/8/22	262,000	247,739
Deere & Co., 5.375%, 10/16/29	468,000	525,972

		773,711

MEDIA — 1.2%
Comcast Corp., 6.50%, 11/15/35	556,000	669,509
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	387,000	402,325
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	718,000	743,805
NBCUniversal Media LLC, 5.15%, 4/30/20	1,280,000	1,453,971
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	787,422
News America, Inc., 6.90%, 8/15/39	705,000	822,086

Time Warner Cable, Inc., 8.25%, 2/14/14	418,000	429,119
Time Warner Cable, Inc., 6.75%, 7/1/18	1,061,000	1,186,368
Time Warner, Inc., 4.875%, 3/15/20	718,000	782,475
Viacom, Inc., 4.50%, 3/1/21	843,000	880,403
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	459,277

		8,616,760

METALS AND MINING — 0.4%
Barrick North America Finance LLC, 4.40%, 5/30/21	574,000	534,360
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	936,000	930,891
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23(2)	87,000	80,399
Newmont Mining Corp., 6.25%, 10/1/39	662,000	614,238
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	468,000	462,383

		2,622,271

MULTI-UTILITIES — 0.6%
CMS Energy Corp., 6.25%, 2/1/20	250,000	288,602
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,310,579
Duke Energy Corp., 3.55%, 9/15/21	780,000	783,388
Georgia Power Co., 4.30%, 3/15/42	250,000	226,114
Pacific Gas & Electric Co., 6.25%, 12/1/13	624,000	629,574
Pacific Gas & Electric Co., 5.80%, 3/1/37	351,000	381,916
Sempra Energy, 2.00%, 3/15/14	624,000	628,012
Sempra Energy, 6.50%, 6/1/16	356,000	404,651

		4,652,836

OIL, GAS AND CONSUMABLE FUELS — 1.4%
Apache Corp., 4.75%, 4/15/43	599,000	569,106
BP Capital Markets plc, 2.50%, 11/6/22	262,000	237,591
BP Capital Markets plc, 2.75%, 5/10/23	375,000	343,366
Chevron Corp., 2.43%, 6/24/20	350,000	346,556
ConocoPhillips, 4.75%, 2/1/14	509,000	516,263
ConocoPhillips Co., 2.40%, 12/15/22	887,000	814,968
EOG Resources, Inc., 2.50%, 2/1/16	1,686,000	1,750,338
Noble Energy, Inc., 4.15%, 12/15/21	874,000	911,823
Occidental Petroleum Corp., 1.75%, 2/15/17	375,000	378,808
Petro-Canada, 6.80%, 5/15/38	250,000	298,187
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	301,825
Shell International Finance BV, 2.375%, 8/21/22	2,510,000	2,314,704
Statoil ASA, 2.45%, 1/17/23	468,000	428,717
Talisman Energy, Inc., 7.75%, 6/1/19	375,000	455,326
Talisman Energy, Inc., 3.75%, 2/1/21	375,000	366,737
Total Capital SA, 2.125%, 8/10/18	350,000	353,635

		10,387,950

PAPER AND FOREST PRODUCTS†
International Paper Co., 6.00%, 11/15/41	325,000	348,504

PHARMACEUTICALS — 0.6%
AbbVie, Inc., 2.90%, 11/6/22	577,000	540,911
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	479,880
Merck & Co., Inc., 2.40%, 9/15/22	499,000	464,925
Mylan, Inc., 2.60%, 6/24/18(2)	210,000	209,905
Roche Holdings, Inc., 6.00%, 3/1/19(2)	1,161,000	1,381,633
Sanofi, 1.20%, 9/30/14	843,000	850,784

Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	296,464

		4,224,502

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Boston Properties LP, 3.80%, 2/1/24	210,000	202,372
Essex Portfolio LP, 3.625%, 8/15/22	250,000	239,856
HCP, Inc., 5.375%, 2/1/21	312,000	340,086
Host Hotels & Resorts LP, 3.75%, 10/15/23	250,000	231,989
Kilroy Realty LP, 3.80%, 1/15/23	331,000	311,473
ProLogis LP, 4.25%, 8/15/23	250,000	249,256
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	468,000	438,173

		2,013,205

ROAD AND RAIL — 0.3%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	244,517
CSX Corp., 4.25%, 6/1/21	799,000	849,606
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	288,944
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	250,000	250,163
Union Pacific Corp., 2.75%, 4/15/23	250,000	235,167

		1,868,397

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Intel Corp., 2.70%, 12/15/22	868,000	808,110

SOFTWARE — 0.6%
Adobe Systems, Inc., 3.25%, 2/1/15	936,000	966,654
Intuit, Inc., 5.75%, 3/15/17	443,000	494,034
Microsoft Corp., 2.125%, 11/15/22	787,000	717,802
Oracle Corp., 5.75%, 4/15/18	999,000	1,164,837
Oracle Corp., 2.50%, 10/15/22	999,000	923,165

		4,266,492

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	454,371
Staples, Inc., 4.375%, 1/12/23	356,000	343,807

		798,178

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
NIKE, Inc., 2.25%, 5/1/23	468,000	428,402

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	449,000	576,129
Vodafone Group plc, 2.50%, 9/26/22	499,000	444,152

		1,020,281

TOTAL CORPORATE BONDS (Cost $120,141,674)		120,662,299

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 5.7%

FHLMC, 4.50%, 4/1/41	19,927,503	21,329,538
FNMA, 4.50%, 5/1/39	6,316,806	6,853,101
FNMA, 4.00%, 5/1/41	5,304,488	5,575,493
FNMA, 4.00%, 11/1/41	2,150,423	2,260,184
FNMA, 4.00%, 11/1/41	1,440,340	1,513,489
FNMA, 4.00%, 2/1/42	2,362,090	2,482,549
FNMA, 4.00%, 5/1/42	2,291,683	2,407,021

GNMA, 6.00%, 7/20/17	14,686	15,411

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $42,219,941)		42,436,786

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.8%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	1,029,756	1,033,637
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/1/13	1,311,000	1,402,981
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/1/13	999,000	1,076,751
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	1,545,000	1,455,399
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/13	936,000	968,363
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/13	3,229,486	3,293,918
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	749,000	783,546
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	3,886,000	4,060,229
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/13(2)	2,877,000	2,737,170
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.71%, 10/11/13	1,186,000	1,205,549
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/13	1,249,000	1,333,656
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 10/11/13	1,108,000	1,195,031

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $20,815,183)		20,546,230

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.0%

ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	349,477	362,902
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	613,166	636,443
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	326,690	335,378
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	885,118	918,557
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	296,175	306,180
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	464,567	483,461
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	623,342	658,600
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 10/1/13	590,776	613,394
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 10/1/13	179,335	179,825
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/13	544,081	542,357
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	828,464	878,680
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	528,761	558,486
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	928,695	980,086

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	298,635	309,323

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,759,643)		7,763,672

MUNICIPAL SECURITIES — 0.1%

Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	110,000	135,677
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	95,000	104,212
Texas GO, (Building Bonds), 5.52%, 4/1/39	215,000	244,247

TOTAL MUNICIPAL SECURITIES (Cost $419,855)		484,136

TEMPORARY CASH INVESTMENTS — 3.4%

SSgA U.S. Government Money Market Fund (Cost $24,962,411)	24,962,411	24,962,411

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $726,449,830)		743,550,719

OTHER ASSETS AND LIABILITIES — (0.1)%		(385,320)

TOTAL NET ASSETS — 100.0%		$743,165,399

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	900,000	USD	849,726	Barclays Bank plc	11/21/13	(12,852)
AUD	3,950,000	USD	3,660,386	Westpac Group	11/21/13	12,559
USD	5,194,171	AUD	5,605,140	Westpac Group	11/21/13	(17,822)
CAD	977,674	USD	950,000	Barclays Bank plc	11/21/13	(2,041)
CAD	776,438	USD	750,000	Barclays Bank plc	11/21/13	2,839
CAD	2,304,850	USD	2,223,042	Deutsche Bank	11/21/13	11,756
USD	7,440,923	CAD	7,713,633	HSBC Holdings plc	11/21/13	(38,266)
CHF	864,576	USD	950,000	Barclays Bank plc	11/21/13	6,401
USD	7,554	CHF	7,056	UBS AG	11/21/13	(252)
CZK	17,816,879	USD	917,516	Deutsche Bank	11/21/13	21,068
EUR	900,000	USD	1,218,267	Barclays Bank plc	11/21/13	(543)
EUR	500,563	USD	664,032	Barclays Bank plc	11/21/13	13,243
USD	55,690,993	EUR	41,981,194	Barclays Bank plc	11/21/13	(1,110,707)
USD	261,673	EUR	195,752	Barclays Bank plc	11/21/13	(3,184)
USD	256,008	EUR	192,262	Barclays Bank plc	11/21/13	(4,127)
USD	108,720	EUR	81,416	Barclays Bank plc	11/21/13	(1,438)
USD	56,776,172	GBP	36,111,300	HSBC Holdings plc	11/21/13	(1,662,264)
USD	721,361	GBP	450,000	HSBC Holdings plc	11/21/13	(6,868)
USD	717,084	GBP	450,000	HSBC Holdings plc	11/21/13	(11,145)
USD	1,399,903	JPY	140,512,900	Westpac Group	11/21/13	(29,998)
KRW	1,453,072,504	USD	1,336,736	HSBC Holdings plc	11/21/13	9,819
KRW	2,082,720,753	USD	1,916,555	Westpac Group	11/21/13	13,492
USD	1,550,000	KRW	1,674,930,000	HSBC Holdings plc	11/21/13	(2,149)
NOK	5,341,860	USD	900,000	Barclays Bank plc	11/21/13	(13,296)
NOK	4,966,397	USD	850,000	Barclays Bank plc	11/21/13	(25,620)
NOK	9,794,235	USD	1,650,000	Deutsche Bank	11/21/13	(24,239)
USD	2,282,074	NOK	13,546,163	Deutsche Bank	11/21/13	33,524

USD	267,498	NOK	1,581,234	Deutsche Bank	11/21/13	5,026
NZD	1,850,000	USD	1,486,410	Westpac Group	11/21/13	44,891
NZD	750,000	USD	612,975	Westpac Group	11/21/13	7,823
USD	642,772	NZD	800,000	Westpac Group	11/21/13	(19,412)
SEK	5,876,910	USD	900,000	Barclays Bank plc	11/21/13	13,395
SEK	5,754,347	USD	900,000	Barclays Bank plc	11/21/13	(5,654)
USD	1,052	SEK	6,905	Deutsche Bank	11/21/13	(21)
SGD	1,249,890	USD	1,000,000	Barclays Bank plc	11/21/13	(3,643)
SGD	1,122,244	USD	900,000	Barclays Bank plc	11/21/13	(5,397)
SGD	3,423,033	USD	2,700,000	HSBC Holdings plc	11/21/13	28,692
USD	3,834,197	SGD	4,860,957	HSBC Holdings plc	11/21/13	(40,744)
TWD	113,822,900	USD	3,843,940	Westpac Group	11/21/13	12,409
USD	1,150,000	TWD	34,086,000	Westpac Group	11/21/13	(4,842)
USD	750,000	TWD	22,106,250	Westpac Group	11/21/13	1,035
USD	700,000	TWD	20,667,500	Westpac Group	11/21/13	(220)
USD	439,026	TWD	13,000,000	Westpac Group	11/21/13	(1,417)
						(2,810,189)

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)

Bank of America N.A.	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(143,993)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(653,008)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(160,170)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(2,052,782)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(217,983)
Barclays Bank plc	13,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(177,017)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(249,646)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(1,623,468)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(649,178)
Barclays Bank plc	15,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(1,274,926)
						(7,202,171)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $7,886,990.

(2)

Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $8,954,588, which represented 1.2% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Securities	—	399,696,599	—
Sovereign Governments and Agencies	—	126,998,586	—
Corporate Bonds	—	120,662,299	—
U.S. Government Agency Mortgage-Backed Securities	—	42,436,786	—
Commercial Mortgage-Backed Securities	—	20,546,230	—
Collateralized Mortgage Obligations	—	7,763,672	—
Municipal Securities	—	484,136	—
Temporary Cash Investments	24,962,411	—	—
Total Value of Investment Securities	24,962,411	718,588,308	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,810,189)	—
Swap Agreements	—	(7,202,171)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	(10,012,360)	—

3. Federal Tax Information

As of September 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$726,748,299
Gross tax appreciation of investments	$29,747,825
Gross tax depreciation of investments	(12,945,405)
Net tax appreciation (depreciation) of investments	$16,802,420

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 26, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2013